Deferred Drydocking Costs, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Deferred Drydocking Costs, net [Abstract]
Beginning balance	$ 1,409
Additions	2,718
Amortization / write-off	(499)	$ (259)
Ending balance	$ 3,628